Related party transactions and balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions and balances

8. Related party transactions and balances

 Schedule of related party transactions

Year Ended December 31,	2023	2022	2021
Related party transactions included within interest expense:
Interest expense on lines of credit payable to the CEO and the VP of the Company	$1,644,027	$1,596,667	$1,402,187
Interest expense on promissory notes issued to relatives of the CEO of the Company	$328,073	$324,586	$316,504
Interest expenses on loan payable to KWC	$159,696	$23,315	$—
Accrued borrowing costs (recorded in interest expense) on loan payable to KWC	$150,010	$72,834	$—
Interest expense related to the grant and/or the modification of stock options held by the CEO and the VP of the Company related to financing provided	$—	$4,004,906	$1,287,834
Interest expense related to stock options granted to the VP of the Company related to the increase of the borrowing limit of a line of credit	$—	$—	$2,137,286

Related party transactions included within selling, general and administration expenses:
Consulting fees to the CEO of the Company accrued on the line of credit available to the Company	$—	$124,800	$249,600
Salary and bonus paid to the CEO of the Company	$249,600	$274,800	$—
Bonus to a director of the Company settled with issuance of ordinary shares	$—	$40,000	$—
Salary for services to the VP of the Company	$44,671	$43,532	$33,427
Salary for services as Secretary and Chief Legal Counsel of the Company	$8,934	$8,706	$—
Selling, general and administrative expenses related to stock options granted to the Chief Legal Counsel of the Company	$84,528	$304,291	$—
Loss on settlement of debt to a relative of the CEO of the Company	$—	$—	$16,800
Consulting fees to a relative of the CEO of the Company	$130,000	$—	$—
Rent paid to a company controlled by the VP and immediate family members	$—	$20,206	$24,390
Stock options vested to members of the Board of Directors and related parties of the Company	$226,329	$26,146	$304,692

Interest on promissory notes payable to related parties, management compensation and compensation paid to a relative of a director have been recorded at the exchange amount, which is the amount agreed to by the parties.

As at December 31, 2023, $104,502 (2022 - $Nil) was included in accounts payable and accrued liabilities for salary and consulting fees owing to related parties.

On March 9, 2023, the Company issued 12,000,000 ordinary shares to four individuals pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable for an aggregate $24,000. Included herein were 7,000,000 ordinary shares issued to two relatives of the CEO for an aggregate $14,000 (note 6(b)(i)).

On June 3, 2022, the Company issued an aggregate 1,000,000 ordinary shares at a fair value of $0.04 per share for the settlement of $40,000 for a bonus issued and recognized in consulting fees (note 6(b)(viii)) to a director of the Company.

On July 7, 2022, the Company granted the CEO the option to acquire 115,500,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2026. The fair value of the options granted totaling $4,004,906 was recorded to interest expense (note 7(x)).

On September 6, 2022, ALR Singapore entered into a loan agreement with KWC, a related party to the Company (note 4(d)). The interest expense (accreted and accrued) and borrowing costs related to the loan payable have been recorded at the exchange amount.